GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL

NOTE 1: GENERAL

Organization and Business

Rosetta Genomics Ltd. ("the Company") commenced operations on March 9, 2000.

The Company's integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically-validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, the Company is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company's microRNA-based tests, miRview®™ mets[2], miRview®™ lung, miRview®™ meso, and miRview®™ kidney are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, CLIA-certified lab.

The Company has a wholly-owned subsidiary in the U.S., Rosetta Genomics Inc. The principal business activity of the subsidiary is to commercialize the Company's products, perform and develop tests in its CLIA-approved laboratory and expand the business development of the Company in the U.S.

Rosetta Green Ltd. ("RG")

During 2011 Rosetta Green Ltd. was an Israeli subsidiary, which we established to leverage our capabilities into the areas of cleantech and plant biotech by using our proprietary microRNA technologies to develop plants and algae more suitable for various applications such as improved feedstocks for biofuels and advanced agriculture. On December 16, 2011, the Company closed a transaction pursuant to which the Company sold all of the ordinary shares of RG held by the Company (50.03% of the outstanding ordinary shares) to certain purchasers. The transaction was effected pursuant to a Share Transfer Agreement, dated December 13, 2011.

Since RG was consolidated prior to its disposal, it met the criteria for reporting as a discontinued operation and, therefore, the results of operations of the business and the loss on the sale have been classified as discontinued operations loss in the statement of operations and prior periods results have been reclassified accordingly.

Liquidity and Going Concern

Due to the Company's limited capital during the year 2011, recurring losses and negative cash flows from operations as well as the Company's limited ability to pay outstanding liabilities, the 2011 annual report on Form 20-F filed with the SEC on April 2, 2012, concluded that there is substantial doubt about the Company's ability to continue as a going concern.

The Company has addressed its liquidity issues by implementing initiatives to allow the coverage of the budget deficit. Such initiatives included costs reductions, debt financing, and equity financing. The total aggregate amount of debt and equity capital that has been raised from January 1, 2012 through June 30, 2012 was $11,903, of which $1,450 has been used to prepay the January 2012 convertible debenture outlined in Note 4.

In addition and subsequent to June 30, 2012, the Company raised aggregate gross proceeds of $31,625 from a public offering of its ordinary shares. See Note 9 entitled, "Subsequent Events" for further details.